(Loss) Earnings per Share - Additional Information (Detail) - Class A Common Stock - shares shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive shares excluded from weighted-average in computation of diluted earnings per share (in shares)	6.3	9.9	11.6
Funko Acquisition Holdings, L.L.C.
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive shares excluded from weighted-average in computation of diluted earnings per share (in shares)	2.0	4.0	7.0